CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net pension gain (loss), tax provision (benefit)	$ 59	$ 1,597	$ (537)	$ (924)
Amortization of deferred pension plan amounts, tax provision	0	0	583	584
Net pension plans curtailment and settlement gain (loss), tax provision (benefit)	0	(121)	32	(8)
Noble Finance Company
Net pension gain (loss), tax provision (benefit)	59	1,597	(537)	(924)
Amortization of deferred pension plan amounts, tax provision	0	0	583	584
Net pension plans curtailment and settlement gain (loss), tax provision (benefit)	$ 0	$ (121)	$ 32	$ (8)